Property, plant and equipment, net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 208,085		$ 208,085		$ 207,291	$ 48,675
Accumulated depreciation	(56,301)		(56,301)		(31,113)	(17,770)
Property, plant and equipment, net	151,784		151,784		176,178	30,905
Depreciation expense	9,219	$ 2,471	26,125	$ 6,388	13,700	5,000	$ 3,300
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,812		2,812		4,614	416
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	17,600		17,600		19,394	0
Construction equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	178,239		178,239		175,298
Office equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,449		3,449		2,994	1,451
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,985		$ 5,985		$ 4,991	$ 404